Document and Entity Information - shares	12 Months Ended
	Mar. 31, 2020	Aug. 13, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Wah Fu Education Group Ltd
Entity Central Index Key	0001716770
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Document Type	20-F
Document Period End Date	Mar. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding		4,381,033
Entity File Number	001-38619
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	D8